Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Outstanding Long-term Debt Obligations
Outstanding long-term debt obligations as of December 31, 2018 are as follows:

			(dollars in millions)
At December 31,	Interest Rates %	Maturities	2018	2017
Verizon Communications	1.38 – 4.00	2018 – 2042	$29,651	$31,370
	4.05 – 5.51	2020 – 2055	66,230	67,906
	5.82 – 6.90	2026 – 2054	5,658	5,835
	7.35 – 8.95	2029 – 2039	1,076	1,106
	Floating	2018 – 2025	4,657	6,684
Verizon Wireless	6.80 – 7.88	2029 – 2032	234	234
Telephone subsidiaries—debentures	5.13 – 6.50	2028 – 2033	226	226
	7.38 – 7.88	2022 – 2032	341	341
	8.00 – 8.75	2022 – 2031	229	229
Other subsidiaries—notes payable, debentures and other	6.70 – 8.75	2018 – 2028	444	748
Verizon Wireless and other subsidiaries—asset-backed debt	1.42 – 3.55	2021 – 2023	7,962	6,293
	Floating	2021 – 2023	2,139	2,620
Capital lease obligations (average rate of 4.1% and 3.6% in 2018 and 2017, respectively)			905	1,020
Unamortized discount, net of premium			(6,298)	(7,133)
Unamortized debt issuance costs			(541)	(534)
Total long-term debt, including current maturities			112,913	116,945
Less long-term debt maturing within one year			7,040	3,303
Total long-term debt			$105,873	$113,642

Total long-term debt, including current maturities			$112,913	$116,945
Plus short-term notes payable			150	150
Total debt			$113,063	$117,095

Maturities of Long-term Debt excluding Unamortized Debt Issuance Costs
Maturities of long-term debt (secured and unsecured) outstanding, including current maturities, excluding unamortized debt issuance costs, at December 31, 2018 are as follows:

Years	(dollars in millions)
2019	$7,058
2020	7,380
2021	6,999
2022	7,674
2023	5,903
Thereafter	78,439

Schedule of Debt Transactions
Tender Offers

(dollars in millions)	Principal Amount Purchased	Cash Consideration(1)
Verizon 1.750% - 5.012% notes due 2021-2055	$2,881	$2,829
Verizon 3.850% - 5.012% notes due 2039-2055	1,876	1,787
Total	$4,757	$4,616
(1) In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase.
Debt Issuances

(dollars in millions)	Principal Amount Issued	Net Proceeds (1)
Verizon 5.320% notes due 2053	$730	$725
Verizon floating rate (LIBOR + 1.100%) notes due 2025	1,789	1,782
Verizon retail notes	338	328
Total	$2,857	$2,835
(1) Net proceeds were net of discount and issuance costs.
In 2018, we completed the following major Asset-Backed Notes transactions:

	(dollars in millions)
	Interest Rates %		Expected Weighted-average Life to Maturity	Principal Amount Issued
March
A-1a Senior class notes	2.820		2.49	$725
A-1b Senior floating rate class notes	0.260	(1)	2.49	275
B Junior class notes	3.050		3.14	91
C Junior class notes	3.200		3.36	92
March total				1,183

October
A-1a Senior class notes	3.230		2.51	1,226
A-1b Senior floating rate class notes	0.240	(1)	2.51	200
B Junior class notes	3.380		3.24	98
C Junior class notes	3.550		3.41	76
October total				1,600
Total				$2,783
(1) Rate is the percentage presented plus one-month London Interbank Offered Rate (LIBOR), which will be reset monthly. The applicable one-month LIBOR rate at December 31, 2018 was 2.520%

Debt Redemptions, Repurchases and Repayments

(dollars in millions)	Principal Amount Redeemed/ Repurchased	% of Principal Paid
Verizon floating rate (LIBOR + 1.372%) notes due 2025	$2,500	100.000%
Open market repurchase of various Verizon notes	1,481	Various
Verizon 2.550% notes due 2019	213	100.000%
Total	$4,194
Exchange Offers and Cash Offers

(dollars in millions)	Principal Amount Exchanged/ Purchased	Principal Amount Issued/ Cash Paid in Exchange
Verizon 1.750% - 5.150% and floating rate notes due 2020-2024	$4,633	$—
Verizon 4.329% notes due 2028		4,252
Cash paid in exchange and cash offer		539	(1)
Total	$4,633	$4,791
(1) In addition to the purchase price, any accrued and unpaid interest on the purchased notes was paid to the date of purchase.

Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements
The assets and liabilities related to our asset-backed debt arrangements included in our consolidated balance sheets were as follows:

	(dollars in millions)
At December 31,	2018	2017
Assets
Accounts receivable, net	$8,861	$8,101
Prepaid expenses and other	989	636
Other Assets	2,725	2,680

Liabilities
Accounts payable and accrued liabilities	7	5
Debt maturing within one year	5,352	1,932
Long-term debt	4,724	6,955